Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Level 3 to Level 2 within the fair value hierarchy
Warrant liabilities
Level 2 financial instruments as of December 31, 2022	$17,676
Change in fair value	8,838
Level 2 financial instruments as of March 31, 2023	$26,514

	Warrant liabilities	Total Level 3 Financial Instruments
Level 3 financial instruments as of December 31, 2021	$170,867	$170,867
Change in fair value	(153,191)	(153,191)
Transfer to Level 2	(17,676)	(17,676)
Level 3 financial instruments as of December 31, 2022	$—	$—

Schedule of assets that are measured at fair value on a recurring basis
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$13,233,912	$13,233,912	$—	$—

Liabilities:
Warrant liabilities	$26,514	$—	$26,514	$—
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$12,841,399	$12,841,399	$—	$—

Liabilities:
Warrant liabilities	$17,676	$—	$17,676	$—
		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$57,340,207	$57,340,207	$—	$—

Liabilities:
Warrant liabilities	$170,867	$—	$—	$170,867

Schedule of initial measurement
Underlying common stock price	$9.48
Risk free rate	0.82%
Unit purchase price	$10.00
Estimated term	5 Years
Volatility	13.5%